NATIONWIDE VA

SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
6,959,252 shares (cost $58,055,655)	$57,587,111
Ivy Fund VIP, Inc. - Balanced (WRBP)
2,425,164 shares (cost $17,262,850)	18,664,061
Ivy Fund VIP, Inc. - Bond (WRBDP)
6,967,956 shares (cost $37,484,125)	37,189,373
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
5,479,074 shares (cost $52,452,977)	44,440,225
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
1,076,546 shares (cost $7,429,971)	5,502,658
Ivy Fund VIP, Inc. - Energy (WRENG)
421,010 shares (cost $2,746,939)	1,576,008
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
1,702,569 shares (cost $12,311,112)	5,635,845
Ivy Fund VIP, Inc. - Growth (WRGP)
6,728,407 shares (cost $51,275,794)	50,818,985
Ivy Fund VIP, Inc. - High Income (WRHIP)
6,793,131 shares (cost $22,778,504)	16,874,818
Ivy Fund VIP, Inc. - International Growth (WRIP)
1,911,104 shares (cost $13,623,652)	11,476,181
Ivy Fund VIP, Inc. - International Value (WRI2P)
281,555 shares (cost $6,226,223)	3,508,542
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
58,835 shares (cost $1,096,623)	653,790
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
438,929 shares (cost $2,869,940)	1,977,637
Ivy Fund VIP, Inc. - Money Market (WRMMP)
22,539,919 shares (cost $22,539,919)	22,539,919
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
350,523 shares (cost $1,742,009)	1,537,781
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
537,762 shares (cost $4,249,652)	2,314,527
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
1,934,824 shares (cost $25,534,128)	22,105,560
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2,937,037 shares (cost $25,474,361)	17,896,249
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
200,847 shares (cost $2,704,705)	2,066,053
Ivy Fund VIP, Inc. - Value (WRVP)
3,680,590 shares (cost $20,652,634)	15,288,069

Total Investments	339,653,392

Total Assets	339,653,392

Accounts Payable	54,460

$339,598,932

Contract Owners’ Equity:
Accumulation units	339,212,580
Contracts in payout (annuitization) period	386,352

Total Contract Owners’ Equity (note 5)	$339,598,932

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$1,289,769	313,055	23,309	34,149	106,954	6,002	2,308	158,065
Mortality and expense risk charges (note 2)	(6,764,690)	(1,173,325)	(355,654)	(586,592)	(951,412)	(114,158)	(43,065)	(190,834)

Net investment income (loss)	(5,474,921)	(860,270)	(332,345)	(552,443)	(844,458)	(108,156)	(40,757)	(32,769)

Proceeds from mutual fund shares sold	95,149,623	12,434,325	4,760,296	9,420,398	11,170,860	1,970,340	1,286,057	2,315,738
Cost of mutual fund shares sold	(83,456,497)	(7,734,099)	(3,387,000)	(10,168,736)	(10,425,630)	(1,681,905)	(1,227,891)	(1,827,684)

Realized gain (loss) on investments	11,693,126	4,700,226	1,373,296	(748,338)	745,230	288,435	58,166	488,054
Change in unrealized gain (loss) on investments	(176,560,098)	(32,427,560)	(6,908,262)	741,101	(28,167,744)	(3,550,262)	(1,781,579)	(10,829,139)

Net gain (loss) on investments	(164,866,972)	(27,727,334)	(5,534,966)	(7,237)	(27,422,514)	(3,261,827)	(1,723,413)	(10,341,085)

Reinvested capital gains	10,085,582	5,145,487	16,268	-	1,630,660	11,040	2,518	642,274

Net increase (decrease) in contract owners’ equity resulting from operations	$(160,256,311)	(23,442,117)	(5,851,043)	(559,680)	(26,636,312)	(3,358,943)	(1,761,652)	(9,731,580)

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

Reinvested dividends	$-	134,206	41,044	24,676	-	860	353,265	16,955
Mortality and expense risk charges (note 2)	(1,088,901)	(331,202)	(261,309)	(86,543)	(14,748)	(39,004)	(250,292)	(28,847)

Net investment income (loss)	(1,088,901)	(196,996)	(220,265)	(61,867)	(14,748)	(38,144)	102,973	(11,892)

Proceeds from mutual fund shares sold	12,706,087	4,093,746	3,636,385	2,004,203	441,190	645,071	10,104,978	845,585
Cost of mutual fund shares sold	(10,716,686)	(4,498,197)	(2,165,396)	(2,436,563)	(464,432)	(670,457)	(10,104,978)	(898,791)

Realized gain (loss) on investments	1,989,401	(404,451)	1,470,989	(432,360)	(23,242)	(25,386)	-	(53,206)
Change in unrealized gain (loss) on investments	(33,771,717)	(4,880,852)	(11,169,513)	(2,794,847)	(602,015)	(1,167,425)	-	(174,462)

Net gain (loss) on investments	(31,782,316)	(5,285,303)	(9,698,524)	(3,227,207)	(625,257)	(1,192,811)	-	(227,668)

Reinvested capital gains	704,556	-	342,216	98,027	-	36,586	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,166,661)	(5,482,299)	(9,576,573)	(3,191,047)	(640,005)	(1,194,369)	102,973	(239,560)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$20,202	-	-	5,041	49,678
Mortality and expense risk charges (note 2)	(58,474)	(459,656)	(380,699)	(29,999)	(319,976)

Net investment income (loss)	(38,272)	(459,656)	(380,699)	(24,958)	(270,298)

Proceeds from mutual fund shares sold	1,593,444	5,234,770	4,519,652	661,031	5,305,467
Cost of mutual fund shares sold	(1,847,779)	(4,084,114)	(3,546,130)	(883,067)	(4,686,962)

Realized gain (loss) on investments	(254,335)	1,150,656	973,522	(222,036)	618,505
Change in unrealized gain (loss) on investments	(1,345,125)	(14,129,449)	(14,089,581)	(398,393)	(9,113,274)

Net gain (loss) on investments	(1,599,460)	(12,978,793)	(13,116,059)	(620,429)	(8,494,769)

Reinvested capital gains	58,379	821,795	371,153	49,013	155,610

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,579,353)	(12,616,654)	(13,125,605)	(596,374)	(8,609,457)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		WRASP		WRBP		WRBDP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(5,474,921)	(1,467,972)	(860,270)	(623,173)	(332,345)	(45,567)	(552,443)	1,007,868
Realized gain (loss) on investments	11,693,126	19,511,107	4,700,226	3,362,432	1,373,296	1,152,660	(748,338)	(343,086)
Change in unrealized gain (loss) on investments	(176,560,098)	36,487,349	(32,427,560)	20,313,183	(6,908,262)	2,109,160	741,101	869,012
Reinvested capital gains	10,085,582	28,037,232	5,145,487	3,763,016	16,268	515	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(160,256,311)	82,567,716	(23,442,117)	26,815,458	(5,851,043)	3,216,768	(559,680)	1,533,794

Equity transactions:
Purchase payments received from contract owners (note 3)	6,648,311	11,521,688	1,125,768	1,467,610	182,855	440,213	581,115	1,044,792
Transfers between funds	-	-	(607,730)	1,826,002	(1,341,281)	(919,397)	(240,343)	13,297,970
Redemptions (note 3)	(48,537,392)	(46,178,333)	(7,424,699)	(7,213,595)	(2,583,081)	(2,821,005)	(4,732,712)	(3,415,223)
Annuity benefits	(136,285)	(139,915)	(40,850)	(36,217)	(12,695)	(13,155)	(5,301)	(5,203)
Contract maintenance charges (note 2)	(90,289)	(90,355)	(13,552)	(11,505)	(5,256)	(5,408)	(7,910)	(6,461)
Contingent deferred sales charges (note 2)	(492,953)	(733,878)	(74,763)	(109,426)	(24,020)	(50,327)	(39,139)	(67,195)
Adjustments to maintain reserves	76,965	(49,390)	11,577	(6,410)	9,999	(5,335)	4,011	(4,140)

Net equity transactions	(42,531,643)	(35,670,183)	(7,024,249)	(4,083,541)	(3,773,479)	(3,374,414)	(4,440,279)	10,844,540

Net change in contract owners’ equity	(202,787,954)	46,897,533	(30,466,366)	22,731,917	(9,624,522)	(157,646)	(4,999,959)	12,378,334
Contract owners’ equity beginning of period	542,386,886	495,489,353	88,044,789	65,312,872	28,284,735	28,442,381	42,177,661	29,799,327

Contract owners’ equity end of period	$339,598,932	542,386,886	57,578,423	88,044,789	18,660,213	28,284,735	37,177,702	42,177,661

CHANGES IN UNITS:
Beginning units	38,588,601	41,610,000	3,718,336	3,918,895	2,062,353	2,324,511	3,221,370	2,371,516
Units purchased	5,760,530	4,781,160	444,867	357,125	96,179	70,066	600,957	1,334,434
Units redeemed	(9,507,221)	(7,802,559)	(834,117)	(557,684)	(410,678)	(332,224)	(948,514)	(484,580)

Ending units	34,841,910	38,588,601	3,329,086	3,718,336	1,747,854	2,062,353	2,873,813	3,221,370

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRCEP		WRDIV		WRENG		WRGNR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(844,458)	(734,913)	(108,156)	(48,278)	(40,757)	(14,750)	(32,769)	(187,675)
Realized gain (loss) on investments	745,230	3,398,774	288,435	398,922	58,166	46,703	488,054	582,138
Change in unrealized gain (loss) on investments	(28,167,744)	(256,727)	(3,550,262)	668,490	(1,781,579)	608,021	(10,829,139)	2,851,922
Reinvested capital gains	1,630,660	7,129,416	11,040	65,319	2,518	7,165	642,274	1,134,026

Net increase (decrease) in contract owners’ equity resulting from operations	(26,636,312)	9,536,550	(3,358,943)	1,084,453	(1,761,652)	647,139	(9,731,580)	4,380,411

Equity transactions:
Purchase payments received from contract owners (note 3)	612,460	654,919	149,107	347,644	194,448	113,800	364,007	561,962
Transfers between funds	(3,983,352)	(3,707,347)	670,768	1,320,235	680,225	1,347,739	5,479	2,240,359
Redemptions (note 3)	(6,117,237)	(6,658,105)	(695,586)	(589,984)	(229,330)	(67,124)	(800,242)	(1,036,776)
Annuity benefits	(3,189)	(3,762)	(130)	(133)	(620)	(527)	(387)	(369)
Contract maintenance charges (note 2)	(13,008)	(14,162)	(939)	(870)	(444)	(256)	(2,236)	(1,970)
Contingent deferred sales charges (note 2)	(64,175)	(98,502)	(5,826)	(10,074)	(1,667)	(440)	(8,438)	(16,243)
Adjustments to maintain reserves	1,136	(555)	(208)	(177)	7,299	(3,176)	5,077	(2,311)

Net equity transactions	(9,567,365)	(9,827,514)	117,186	1,066,641	649,911	1,390,016	(436,740)	1,744,652

Net change in contract owners’ equity	(36,203,677)	(290,964)	(3,241,757)	2,151,094	(1,111,741)	2,037,155	(10,168,320)	6,125,063
Contract owners’ equity beginning of period	80,643,129	80,934,093	8,742,104	6,591,010	2,685,314	648,159	15,802,943	9,677,880

Contract owners’ equity end of period	$44,439,452	80,643,129	5,500,347	8,742,104	1,573,573	2,685,314	5,634,623	15,802,943

CHANGES IN UNITS:
Beginning units	7,032,864	7,927,237	550,078	476,820	194,811	70,259	738,145	639,137
Units purchased	237,829	155,451	174,229	167,597	164,225	151,445	152,334	221,233
Units redeemed	(1,240,760)	(1,049,824)	(175,988)	(94,339)	(143,961)	(26,893)	(197,165)	(122,225)

Ending units	6,029,933	7,032,864	548,319	550,078	215,075	194,811	693,314	738,145

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRGP		WRHIP		WRIP		WRI2P
	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,088,901)	(1,311,000)	(196,996)	1,533,165	(220,265)	(194,087)	(61,867)	7,462
Realized gain (loss) on investments	1,989,401	3,022,314	(404,451)	332,968	1,470,989	1,509,353	(432,360)	370,835
Change in unrealized gain (loss) on investments	(33,771,717)	15,128,824	(4,880,852)	(1,262,995)	(11,169,513)	1,870,453	(2,794,847)	(493,720)
Reinvested capital gains	704,556	2,144,075	-	-	342,216	575,898	98,027	705,597

Net increase (decrease) in contract owners’ equity resulting from operations	(32,166,661)	18,984,213	(5,482,299)	603,138	(9,576,573)	3,761,617	(3,191,047)	590,174

Equity transactions:
Purchase payments received from contract owners (note 3)	680,194	1,112,465	252,691	785,844	255,979	419,619	87,948	315,225
Transfers between funds	(4,894,140)	(4,646,948)	(879,139)	874,281	(1,102,036)	744,860	(800,010)	1,509,266
Redemptions (note 3)	(5,989,548)	(6,877,671)	(2,161,620)	(2,486,093)	(1,378,392)	(1,473,835)	(449,309)	(733,573)
Annuity benefits	(19,671)	(20,475)	(3,067)	(3,153)	(11,460)	(12,807)	(360)	(406)
Contract maintenance charges (note 2)	(14,771)	(15,092)	(4,068)	(4,120)	(3,208)	(3,363)	(768)	(878)
Contingent deferred sales charges (note 2)	(55,264)	(116,386)	(29,354)	(46,318)	(12,933)	(23,217)	(5,093)	(14,862)
Adjustments to maintain reserves	2,559	(2,693)	7,111	(6,441)	6,571	(3,719)	5,103	(2,523)

Net equity transactions	(10,290,641)	(10,566,800)	(2,817,446)	(886,000)	(2,245,479)	(352,462)	(1,162,489)	1,072,249

Net change in contract owners’ equity	(42,457,302)	8,417,413	(8,299,745)	(282,862)	(11,822,052)	3,409,155	(4,353,536)	1,662,423
Contract owners’ equity beginning of period	93,276,854	84,859,441	25,165,640	25,448,502	23,295,346	19,886,191	7,861,497	6,199,074

Contract owners’ equity end of period	$50,819,552	93,276,854	16,865,895	25,165,640	11,473,294	23,295,346	3,507,961	7,861,497

CHANGES IN UNITS:
Beginning units	8,111,142	9,149,805	1,676,221	1,736,065	1,640,519	1,675,055	435,987	372,397
Units purchased	363,829	226,906	135,841	221,275	168,761	252,833	71,515	187,708
Units redeemed	(1,436,539)	(1,265,569)	(353,524)	(281,119)	(392,277)	(287,369)	(165,729)	(124,118)

Ending units	7,038,432	8,111,142	1,458,538	1,676,221	1,417,003	1,640,519	341,773	435,987

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRMIC		WRMCG		WRMMP		WRMSP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(14,748)	(23,817)	(38,144)	(41,710)	102,973	334,183	(11,892)	31,276
Realized gain (loss) on investments	(23,242)	181,294	(25,386)	76,415	-	-	(53,206)	(5,213)
Change in unrealized gain (loss) on investments	(602,015)	(75,998)	(1,167,425)	156,165	-	-	(174,462)	14,977
Reinvested capital gains	-	-	36,586	76,805	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(640,005)	81,479	(1,194,369)	267,675	102,973	334,183	(239,560)	41,040

Equity transactions:
Purchase payments received from contract owners (note 3)	18,782	104,160	66,480	120,973	1,273,523	2,068,068	23,484	108,413
Transfers between funds	(152,564)	(102,675)	143,095	543,101	16,992,862	3,734,405	(80,776)	126,263
Redemptions (note 3)	(82,672)	(84,589)	(235,766)	(161,531)	(8,250,066)	(3,724,939)	(163,012)	(287,535)
Annuity benefits	(62)	(79)	(377)	(406)	(869)	(881)	(149)	(157)
Contract maintenance charges (note 2)	(224)	(243)	(349)	(362)	(3,118)	(1,736)	(217)	(183)
Contingent deferred sales charges (note 2)	(666)	(641)	(1,448)	(2,474)	(79,663)	(32,919)	(674)	(5,789)
Adjustments to maintain reserves	719	(83)	3,475	(2,626)	600	1,895	1,226	(29)

Net equity transactions	(216,687)	(84,150)	(24,890)	496,675	9,933,269	2,043,893	(220,118)	(59,017)

Net change in contract owners’ equity	(856,692)	(2,671)	(1,219,259)	764,350	10,036,242	2,378,076	(459,678)	(17,977)
Contract owners’ equity beginning of period	1,510,173	1,512,844	3,194,754	2,430,404	12,503,146	10,125,070	1,995,163	2,013,140

Contract owners’ equity end of period	$653,481	1,510,173	1,975,495	3,194,754	22,539,388	12,503,146	1,535,485	1,995,163

CHANGES IN UNITS:
Beginning units	97,938	102,887	237,472	200,713	1,162,836	971,840	184,954	190,007
Units purchased	24,097	33,089	61,591	83,981	2,216,374	715,032	67,727	72,585
Units redeemed	(39,392)	(38,038)	(65,471)	(47,222)	(1,297,974)	(524,036)	(90,514)	(77,638)

Ending units	82,643	97,938	233,592	237,472	2,081,236	1,162,836	162,167	184,954

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRRESP		WRSTP		WRSCP		WRSCV		WRVP		WRLBP
	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(38,272)	(59,633)	(459,656)	(553,000)	(380,699)	(536,797)	(24,958)	(38,149)	$(270,298)	(182,674)	-	213,297
Realized gain (loss) on investments	(254,335)	490,195	1,150,656	1,907,447	973,522	1,964,229	(222,036)	(14,634)	618,505	1,484,988	-	(407,627)
Change in unrealized gain (loss) on investments	(1,345,125)	(1,685,084)	(14,129,449)	(968,937)	(14,089,581)	(722,442)	(398,393)	(206,568)	(9,113,274)	(2,841,665)	-	411,278
Reinvested capital gains	58,379	206,423	821,795	7,050,735	371,153	3,328,656	49,013	112,369	155,610	1,737,217	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,579,353)	(1,048,099)	(12,616,654)	7,436,245	(13,125,605)	4,033,646	(596,374)	(146,982)	(8,609,457)	197,866	-	216,948

Equity transactions:
Purchase payments received from contract owners (note 3)	71,483	222,887	205,537	557,729	172,919	503,259	41,608	93,415	287,923	387,154	-	91,537
Transfers between funds	(343,214)	(310,495)	(1,607,105)	(1,572,637)	(1,899,462)	(3,210,725)	413,402	245,420	(974,679)	(769,594)	-	(12,570,083)
Redemptions (note 3)	(383,305)	(359,505)	(2,113,219)	(2,381,649)	(2,062,039)	(2,713,650)	(135,451)	(154,448)	(2,550,106)	(2,375,645)	-	(561,858)
Annuity benefits	(69)	(90)	(19,199)	(20,544)	(30)	(34)	(43)	(54)	(17,598)	(21,308)	(159)	(155)
Contract maintenance charges (note 2)	(620)	(776)	(7,687)	(7,850)	(6,827)	(8,001)	(341)	(309)	(4,746)	(5,470)	-	(1,340)
Contingent deferred sales charges (note 2)	(4,546)	(6,119)	(27,039)	(34,902)	(24,332)	(43,045)	(1,273)	(3,257)	(32,640)	(45,014)	-	(6,728)
Adjustments to maintain reserves	673	18	8,808	(5,269)	252	(350)	328	(83)	490	(208)	159	(5,175)

Net equity transactions	(659,598)	(454,080)	(3,559,904)	(3,465,122)	(3,819,519)	(5,472,546)	318,230	180,684	(3,291,356)	(2,830,085)	-	(13,053,802)

Net change in contract owners’ equity	(2,238,951)	(1,502,179)	(16,176,558)	3,971,123	(16,945,124)	(1,438,900)	(278,144)	33,702	(11,900,813)	(2,632,219)	-	(12,836,854)
Contract owners’ equity beginning of period	4,553,092	6,055,271	38,277,130	34,306,007	34,841,199	36,280,099	2,343,872	2,310,170	27,188,345	29,820,564	-	12,836,854

Contract owners’ equity end of period	$2,314,141	4,553,092	22,100,572	38,277,130	17,896,075	34,841,199	2,065,728	2,343,872	$15,287,532	27,188,345	-	-

CHANGES IN UNITS:
Beginning units	318,204	349,831	2,736,962	3,007,223	2,395,530	2,789,197	187,229	174,289	1,885,650	2,078,280	-	1,084,036
Units purchased	80,666	97,967	208,192	136,702	120,335	82,352	110,437	53,195	260,545	121,457	-	38,727
Units redeemed	(142,204)	(129,594)	(518,216)	(406,963)	(462,906)	(476,019)	(70,950)	(40,255)	(520,342)	(314,087)	-	(1,122,763)

Ending units	256,666	318,204	2,426,938	2,736,962	2,052,959	2,395,530	226,716	187,229	1,625,853	1,885,650	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the Ivy Fund Variable Insurance Portfolios, Inc.(Ivy Fund VIP, Inc.)(formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

At December 31, 2008, contract owners were invested in all of the above funds.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2007, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2006, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Variable Account Charges - Recurring	1.35%
CDSC Option:
Seven Year CDSC	0.05%
Death Benefit Options:
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Five Year Reset Death Benefit	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders
Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to the contract.

Maximum Variable Account Charges*	2.45%
*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.35%	$2,033,176	371,578	133,766	232,239	251,026	28,712	7,365	46,071
1.40%	1,145,552	182,369	46,858	100,789	156,608	20,162	7,251	27,515
1.45%	118,902	25,331	8,780	5,800	21,958	347	699	1,936
1.50%	2,091,914	336,986	75,331	134,797	335,117	37,705	17,888	69,871
1.55%	240,863	32,987	28,627	17,373	45,419	4,947	711	5,112
1.60%	21,424	1,108	3,697	1,593	5,059	-	-	214
1.65%	147,792	33,249	1,827	3,704	9,364	8,041	3,789	14,991
1.70%	12,374	2,088	629	1,651	1,900	-	-	300
1.75%	18,642	5,579	1,660	1,673	1,270	153	6	630
1.80%	495,285	96,276	27,523	39,938	69,345	9,757	2,729	13,687
1.85%	121,875	30,364	11,862	13,802	11,754	1,188	428	1,633
1.90%	61,548	6,227	296	5,600	6,783	518	-	1,651
1.95%	199,375	42,712	8,054	22,127	24,035	1,825	881	4,587
2.00%	43,275	2,890	6,738	4,497	11,448	349	497	939
2.05%	5,476	1,705	6	527	179	320	175	331
2.20%	2,437	468	-	124	-	-	206	184
2.35%	4,780	1,408	-	358	147	134	440	1,182

Totals	$6,764,690	1,173,325	355,654	586,592	951,412	114,158	43,065	190,834

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

1.35%	$284,080	102,593	70,999	28,719	3,063	12,236	107,049	7,320
1.40%	231,197	51,921	54,557	14,193	3,855	4,933	43,134	4,986
1.45%	24,442	7,065	2,789	289	185	65	1,270	121
1.50%	359,365	107,180	86,364	21,722	3,236	11,011	57,686	9,486
1.55%	33,773	13,604	6,562	2,955	516	1,035	9,842	1,109
1.60%	5,152	271	774	162	188	-	529	-
1.65%	12,034	3,608	6,521	5,673	1,034	4,601	2,421	454
1.70%	1,062	643	1,127	251	305	109	75	-
1.75%	1,826	2,172	555	13	-	167	279	88
1.80%	67,092	22,935	17,588	8,222	1,492	3,065	12,780	4,022
1.85%	21,240	5,655	1,502	1,117	348	357	1,688	502
1.90%	9,916	4,164	2,995	1,424	102	394	2,176	-
1.95%	26,965	8,366	7,992	1,383	158	798	11,340	197
2.00%	9,422	858	614	200	260	213	23	556
2.05%	348	72	223	214	6	10	-	6
2.20%	470	95	140	-	-	-	-	-
2.35%	517	-	7	6	-	10	-	-

Totals	$1,088,901	331,202	261,309	86,543	14,748	39,004	250,292	28,847

	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

1.35%	$12,097	131,817	99,897	8,010	94,539
1.40%	9,166	69,763	71,443	5,760	39,092
1.45%	84	5,420	5,882	89	6,350
1.50%	26,778	154,567	133,700	8,503	104,621
1.55%	1,145	14,965	9,101	658	10,422
1.60%	365	482	824	139	867
1.65%	1,391	16,976	9,998	1,451	6,665
1.70%	332	602	306	-	994
1.75%	8	587	632	155	1,189
1.80%	3,939	35,101	25,390	3,832	30,572
1.85%	1,245	6,447	4,684	242	5,817
1.90%	745	5,946	7,199	255	5,157
1.95%	840	14,278	10,059	794	11,984
2.00%	329	1,964	748	93	637
2.05%	10	295	72	7	970
2.20%	-	432	235	-	83
2.35%	-	14	529	11	17

Totals	$58,474	459,656	380,699	29,999	319,976

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $773,050 and $1,335,535, respectively, and total transfers from the Account to the fixed account were $5,861,073 and $1,192,941, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $234,233 and $49 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$339,653,392	0	$339,653,392

Accounts Payable of $54,460 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	1.35% to 2.35%	3,329,086	$17.46 to 16.75	$57,472,124	0.40%	-26.80% to -27.54%
2007	1.35% to 2.35%	3,718,336	23.85 to 23.12	87,863,503	0.63%	42.16% to 40.71%
2006	1.35% to 2.35%	3,918,895	16.78 to 16.43	65,218,693	0.37%	18.53% to 17.33%
2005	1.35% to 2.35%	3,760,076	14.15 to 14.00	52,875,526	0.88%	22.60% to 21.36%
2004	1.35% to 2.35%	3,731,858	11.54 to 11.54	42,854,352	1.35%	11.77% to 10.64%
Ivy Fund VIP, Inc. -Balanced (WRBP)
2008	1.35% to 2.00%	1,747,854	10.76 to 10.20	18,615,708	0.10%	-22.06% to -22.58%
2007	1.35% to 2.05%	2,062,353	13.81 to 13.13	28,222,635	1.34%	12.12% to 11.32%
2006	1.35% to 2.05%	2,324,511	12.32 to 11.79	28,404,350	1.35%	9.71% to 8.94%
2005	1.35% to 2.00%	2,595,655	11.22 to 10.85	28,950,337	1.20%	3.60% to 2.92%
2004	1.35% to 2.05%	2,886,461	10.83 to 10.52	31,111,206	1.51%	7.46% to 6.70%
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	1.35% to 2.35%	2,873,813	13.05 to 11.62	37,153,746	0.09%	-1.04% to -2.05%
2007	1.35% to 2.35%	3,221,370	13.19 to 11.86	42,152,136	4.22%	4.23% to 3.17%
2006	1.35% to 2.20%	2,371,516	12.65 to 12.01	29,788,566	4.24%	2.84% to 1.96%
2005	1.35% to 2.45%	2,588,466	12.30 to 11.24	31,652,527	4.24%	0.25% to -0.87%
2004	1.35% to 2.45%	2,823,794	12.27 to 11.34	34,480,553	4.14%	2.48% to 1.34%
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	1.35% to 2.35%	6,029,933	7.45 to 7.26	44,434,406	0.17%	-35.65% to -36.31%
2007	1.35% to 2.35%	7,032,864	11.57 to 11.40	80,632,331	0.60%	12.48% to 11.33%
2006	1.35% to 2.35%	7,927,237	10.29 to 10.24	80,921,020	0.86%	15.41% to 14.25%
2005	1.35% to 2.45%	8,743,699	8.92 to 8.92	77,442,483	0.32%	7.54% to 6.34%
2004	1.35% to 2.45%	9,630,664	8.29 to 8.39	79,420,889	0.61%	8.09% to 6.89%
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	1.35% to 2.35%	548,319	10.10 to 9.63	5,500,347	0.08%	-36.78% to -37.42%
2007	1.35% to 2.35%	550,078	15.97 to 15.39	8,740,487	0.95%	15.13% to 13.96%
2006	1.35% to 2.35%	476,820	13.87 to 13.50	6,589,536	1.53%	14.35% to 13.20%
2005	1.35% to 2.35%	309,778	12.13 to 11.93	3,748,701	1.51%	11.51% to 10.38%
2004	1.35% to 2.35%	132,070	10.88 to 10.81	1,435,360	1.22%	8.79% to 8.06	%(a) (b)
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	1.35% to 2.35%	215,075	7.32 to 7.13	1,567,938	0.08%	-46.88% to -47.42%
2007	1.35% to 2.35%	194,811	13.78 to 13.55	2,678,048	0.48%	49.24% to 47.72%
2006	1.35% to 2.35%	70,259	9.24 to 9.17	648,159	1.04%	-7.65% to -8.27	%(a) (b)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	1.35% to	2.35%	693,314	$8.17 to	7.87	$5,631,938	1.24%	-61.98% to	-62.37%
2007	1.35% to	2.35%	738,145	21.48 to	20.93	15,798,105	0.03%	41.56% to	40.11%
2006	1.35% to	2.35%	639,137	15.18 to	14.93	9,677,880	0.43%	23.80% to	22.55%
2005	1.35% to	2.35%	315,436	12.26 to	12.19	3,863,489	0.00%	22.58% to	21.86	%(a) (b)
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	1.35% to	2.35%	7,038,432	7.29 to	7.21	50,774,492	0.00%	-37.14% to	-37.77%
2007	1.35% to	2.35%	8,111,142	11.59 to	11.59	93,186,321	0.00%	24.11% to	22.84%
2006	1.35% to	2.35%	9,149,805	9.34 to	9.43	84,807,410	0.00%	3.62% to	2.58%
2005	1.35% to	2.45%	10,725,358	9.01 to	9.15	96,066,648	0.00%	9.73% to	8.51%
2004	1.35% to	2.45%	11,922,962	8.21 to	8.44	97,433,674	0.27%	1.91% to	0.78%
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	1.35% to	2.20%	1,458,538	11.67 to	10.88	16,849,168	0.60%	-22.87% to	-23.54%
2007	1.35% to	2.20%	1,676,221	15.13 to	14.24	25,145,145	7.58%	2.45% to	1.56%
2006	1.35% to	2.20%	1,736,065	14.77 to	14.02	25,446,864	7.01%	8.78% to	7.85%
2005	1.35% to	2.45%	1,820,885	13.58 to	12.10	24,568,494	7.19%	1.16% to	0.04%
2004	1.35% to	2.45%	1,994,042	13.42 to	12.10	26,630,297	7.14%	8.38% to	7.17%
Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	1.35% to	2.35%	1,417,003	8.16 to	8.07	11,443,699	0.23%	-42.93% to	-43.51%
2007	1.35% to	2.35%	1,640,519	14.29 to	14.29	23,234,366	0.57%	19.65% to	18.43%
2006	1.35% to	2.35%	1,675,055	11.94 to	12.07	19,858,130	0.62%	19.36% to	18.15%
2005	1.35% to	2.45%	1,675,787	10.01 to	10.16	16,668,810	2.07%	14.91% to	13.63%
2004	1.35% to	2.45%	1,791,405	8.71 to	8.95	15,522,159	0.66%	12.46% to	11.21%
Ivy Fund VIP, Inc. -International Value (WRI2P)
2008	1.35% to	2.35%	341,773	10.31 to	9.84	3,502,688	0.42%	-43.04% to	-43.62%
2007	1.35% to	2.35%	435,987	18.11 to	17.45	7,856,863	1.76%	8.39% to	7.28%
2006	1.35% to	2.35%	372,397	16.71 to	16.26	6,198,628	2.08%	27.87% to	26.58%
2005	1.35% to	2.35%	277,772	13.07 to	12.85	3,620,455	2.94%	9.67% to	8.56%
2004	1.35% to	1.95%	105,889	11.91 to	11.87	1,260,521	1.89%	19.14% to	18.66	%(a) (b)
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	1.35% to	2.00%	82,643	7.95 to	7.71	652,769	0.00%	-48.74% to	-49.08%
2007	1.35% to	2.05%	97,938	15.50 to	15.10	1,509,253	0.00%	5.04% to	4.29%
2006	1.35% to	2.35%	102,887	14.76 to	14.36	1,511,925	0.00%	10.75% to	9.63%
2005	1.35% to	2.05%	72,133	13.33 to	13.17	958,458	0.00%	19.24% to	18.40%
2004	1.35% to	1.95%	42,704	11.18 to	11.13	476,619	0.00%	11.75% to	11.30	%(a) (b)
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	1.35% to	2.35%	233,592	8.48 to	8.18	1,971,221	0.03%	-37.09% to	-37.73%
2007	1.35% to	2.35%	237,472	13.48 to	13.13	3,190,100	0.02%	11.09% to	9.96%
2006	1.35% to	2.35%	200,713	12.14 to	11.94	2,430,404	0.47%	7.10% to	6.01%
2005	1.35% to	2.35%	96,851	11.33 to	11.27	1,096,597	0.00%	13.34% to	12.67	%(a) (b)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	1.35% to	2.00%	2,081,236	$10.91 to 10.35	$22,538,070	2.04%	0.80% to	0.14%
2007	1.35% to	2.00%	1,162,836	10.83 to 10.33	12,500,970	4.40%	3.20% to	2.51%
2006	1.35% to	2.00%	971,840	10.49 to 10.08	10,122,093	4.27%	2.91% to	2.24%
2005	1.35% to	2.00%	732,547	10.19 to 9.86	7,426,008	2.39%	1.11% to	0.45%
2004	1.35% to	2.00%	823,823	10.08 to 9.81	8,268,200	0.67%	-0.67% to	-1.32%
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
2008	1.35% to	2.00%	162,167	9.52 to 9.25	1,533,287	0.89%	-12.15% to	-12.73%
2007	1.35% to	2.05%	184,954	10.84 to 10.58	1,993,506	3.28%	2.00% to	1.27%
2006	1.35% to	2.05%	190,007	10.62 to 10.44	2,011,435	4.94%	3.36% to	2.63%
2005	1.35% to	2.05%	163,997	10.28 to 10.17	1,682,515	5.37%	0.62% to	-0.09%
2004	1.35% to	1.95%	73,816	10.21 to 10.19	753,655	3.86%	2.14% to	1.88	%(a) (b)
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	1.35% to	2.00%	256,666	9.07 to 8.81	2,313,397	0.51%	-36.90% to	-37.32%
2007	1.35% to	2.05%	318,204	14.38 to 14.03	4,552,310	0.55%	-17.21% to	-17.80%
2006	1.35% to	2.05%	349,831	17.36 to 17.07	6,054,280	0.86%	28.34% to	27.43%
2005	1.35% to	2.05%	248,723	13.53 to 13.40	3,358,527	1.86%	9.34% to	8.57%
2004	1.35% to	1.90%	112,731	12.38 to 12.35	1,394,265	1.05%	23.75% to	23.47	%(a) (b)
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	1.35% to	2.35%	2,426,938	9.19 to 9.70	22,049,771	0.00%	-34.78% to	-35.45%
2007	1.35% to	2.35%	2,736,962	14.09 to 15.03	38,182,886	0.00%	22.68% to	21.43%
2006	1.35% to	2.35%	3,007,223	11.48 to 12.37	34,245,115	0.00%	6.42% to	5.34%
2005	1.35% to	2.45%	3,362,523	10.79 to 11.69	36,033,069	0.00%	15.67% to	14.38%
2004	1.35% to	2.45%	3,567,614	9.33 to 10.22	33,094,187	0.00%	14.68% to	13.40%
Ivy Fund VIP, Inc. -Small Cap Growth (WRSCP)
2008	1.35% to	2.35%	2,052,959	8.81 to 8.24	17,895,705	0.00%	-40.00% to	-40.61%
2007	1.35% to	2.35%	2,395,530	14.68 to 13.87	34,840,790	0.00%	11.98% to	10.83%
2006	1.35% to	2.35%	2,789,197	13.11 to 12.51	36,279,716	0.00%	3.64% to	2.59%
2005	1.35% to	2.35%	3,324,474	12.65 to 12.20	41,782,501	0.00%	11.36% to	10.24%
2004	1.35% to	2.35%	3,776,860	11.36 to 11.06	42,675,208	0.00%	12.75% to	11.61%
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	1.35% to	2.35%	226,716	9.17 to 8.74	2,065,133	0.25%	-27.13% to	-27.87%
2007	1.35% to	2.35%	187,229	12.58 to 12.12	2,343,332	0.01%	-5.43% to	-6.40%
2006	1.35% to	2.35%	174,289	13.31 to 12.95	2,309,570	0.14%	15.27% to	14.11%
2005	1.35% to	2.35%	180,772	11.54 to 11.35	2,081,246	0.00%	2.75% to	1.71%
2004	1.35% to	1.95%	139,286	11.24 to 11.19	1,563,381	0.00%	12.36% to	11.91	%(a) (b)
Ivy Fund VIP, Inc. - Value (WRVP)
2008	1.35% to	2.35%	1,625,853	9.48 to 8.77	15,246,973	0.23%	-34.71% to	-35.37%
2007	1.35% to	2.35%	1,885,650	14.52 to 13.57	27,105,883	0.94%	0.51% to	-0.51%
2006	1.35% to	2.35%	2,078,280	14.45 to 13.64	29,765,754	1.03%	15.31% to	14.14%
2005	1.35% to	2.45%	2,458,556	12.53 to 11.89	30,588,539	1.40%	3.02% to	1.87%
2004	1.35% to	2.45%	2,571,325	12.16 to 11.67	31,097,819	1.09%	13.15% to	11.89%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
2006	1.35% to 2.35%	1,084,036	$11.92 to 10.75	$12,835,126	3.44%	2.56% to	1.53%
2005	1.35% to 2.35%	1,203,891	11.62 to 10.59	13,912,999	3.08%	0.31% to-	0.70%
2004	1.35% to 2.35%	1,324,054	11.59 to 10.66	15,268,217	2.81%	0.24% to-	0.77%

2008	Reserves for annuity contracts in payout phase:			386,352
2008	Contract owners’ equity			$339,598,932
2007	Reserves for annuity contracts in payout phase:			657,916
2007	Contract owners’ equity			$542,386,886
2006	Reserves for annuity contracts in payout phase:			364,699
2006	Contract owners’ equity			$495,489,353
2005	Reserves for annuity contracts in payout phase:			64,529
2005	Contract owners’ equity			$478,442,458
2004	Reserves for annuity contracts in payout phase:			0
2004	Contract owners’ equity			$464,740,562

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through a reduction in the unit value. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/     KPMG LLP

Columbus, Ohio

March 13, 2009